CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND

Servicing Class (CNRZX)

Class N (RIMOX)

Supplement dated December 15, 2025, to the Summary Prospectus, Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated January 28, 2025

Effective as of April 14, 2025, AllFinancial Partners II, LLC no longer serves as a sub-adviser for the City National Rochdale Fixed Income Opportunities Fund. As such, all references to AllFinancial Partners II, LLC in the Summary Prospectus, Prospectus and SAI are deleted.

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